PROPERTY, PLANT AND MINE DEVELOPMENT (Tables)	12 Months Ended
Dec. 31, 2018
PROPERTY, PLANT AND MINE DEVELOPMENT
Schedule of property, plant and mine development

			Mine
	Mining	Plant and	Development
	Properties	Equipment	Costs	Total
As at December 31, 2016	$1,605,536	$2,024,283	$1,476,217	$5,106,036
Additions	174,374	221,924	648,242	1,044,540
Disposals	(6,750)	(9,354)	—	(16,104)
Amortization	(127,579)	(276,493)	(103,848)	(507,920)
Transfers between categories	19,946	30,761	(50,707)	—
As at December 31, 2017	1,665,527	1,991,121	1,969,904	5,626,552
Additions	335,938	247,655	681,882	1,265,475
Impairment loss	(100,676)	—	—	(100,676)
Disposals	(8,554)	(5,590)	—	(14,144)
Amortization	(146,793)	(268,028)	(128,084)	(542,905)
Transfers between categories	29,621	19,709	(49,330)	—
As at December 31, 2018	$1,775,063	$1,984,867	$2,474,372	$6,234,302
As at December 31, 2017
Cost	$2,782,732	$4,602,106	$2,648,514	$10,033,352
Accumulated amortization and impairments	(1,117,205)	(2,610,985)	(678,610)	(4,406,800)
Carrying value - December 31, 2017	$1,665,527	$1,991,121	$1,969,904	$5,626,552
As at December 31, 2018
Cost	$3,135,284	$4,839,166	$3,281,066	$11,255,516
Accumulated amortization and impairments	(1,360,221)	(2,854,299)	(806,694)	(5,021,214)
Carrying value - December 31, 2018	$1,775,063	$1,984,867	$2,474,372	$6,234,302

Schedule of geographical information of property, plant and mine development

	As at	As at
	December 31,	December 31,
	2018	2017
Northern Business:
Canada	$4,386,051	$3,730,809
Finland	996,946	889,610
Sweden	13,812	13,812

Southern Business:
Mexico	835,797	982,115
United States	1,696	10,206
Total property, plant and mine development	$6,234,302	$5,626,552